INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Allowance for loan losses	$ 132	$ 118
Deferred compensation	93	77
Retirement Plan	170	143
Reserve for off-balance sheet commitments	11	7
OTTI other impairment	15	18
OTTI credit impairment	51	37
Net unrealized loss on securities available for sale	133
Other	90	115
Total gross deferred tax assets	695	515
Deferred tax liabilities:
Net unrealized gain on securities available for sale		22
Deferred origination fees, net	147	125
Total gross deferred tax liabilities	147	147
Net deferred tax assets	$ 548	$ 368